Loan Servicing (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loan servicing (Textual) [Abstract]
Custodial escrow balances	$ 479	$ 281
Fair value of mortgage servicing rights	407	352
Mortgage servicing rights carried at book value	178	71
Mortgage servicing rights carried at fair value	190	273
Outstanding balance	296	431
Valuation allowance	$ 106	$ 158	$ 119
Fair value at a discount rate	10.00%	10.00%
Weighted average default rate	0.50%	0.50%
Weighted average amortization period	4 years 1 month 17 days
Minimum [Member]
Servicing Assets at Fair Value [Line Items]
Prepayment speeds	6.50%	14.90%
Maximum [Member]
Servicing Assets at Fair Value [Line Items]
Prepayment speeds	23.00%	30.30%